REVERSE STOCK SPLIT	12 Months Ended
Dec. 31, 2011
Reverse Stock Split
REVERSE STOCK SPLIT

NOTE 11 - REVERSE STOCK SPLIT

On June 14, 2011, our board of directors and the holder of a majority in interest of our voting capital stock approved a 1-for-100 reverse split of our common shares (“Reverse Split”). The Reverse Split became effective on August 3, 2011. As a result of the Reverse Split, each shareholder of record, received one (1) share of common stock for each one hundred (100) shares of common stock they held prior to the Reverse Split, provided however, that fractions of a share were rounded up to the nearest whole share and any registered shareholder who would have otherwise held less than 200 shares following the Reverse Split was rounded up to 200 shares. Consequently, none of our registered shareholders as of the record date held less than 200 shares following the Reverse Split. This rounding up to 200 shares resulted in an additional 98,912 shares issued. These financial statements have been retroactively restated for this change in capital structure.